Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 42,738	¥ 46,381
Payables under securities lending transactions	1,210	737
Obligations to return securities received as collateral	6,883	6,047
Total	50,831	53,165
Japanese national government and Japanese government agency bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	10,200	16,652
Payables under securities lending transactions	578	165
Obligations to return securities received as collateral	3,549	3,438
Total	14,327	20,255
Foreign government and official institution bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	19,961	16,955
Payables under securities lending transactions	10	30
Obligations to return securities received as collateral	1,234	917
Total	21,205	17,902
Corporate bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	978	1,012
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	335	358
Total	1,313	1,370
Residential mortgage-backed securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	9,485	10,695
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	5	0
Total	9,490	10,695
Other debt securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	174	190
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	2	2
Total	176	192
Marketable equity securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,088	846
Payables under securities lending transactions	619	531
Obligations to return securities received as collateral	1,758	1,332
Total	3,465	2,709
Other
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	852	31
Payables under securities lending transactions	3	11
Obligations to return securities received as collateral	0	0
Total	¥ 855	¥ 42